Other Receivables and Loans to Others	12 Months Ended
Dec. 31, 2024
Other Receivables and Loans to Others [Abstract]
OTHER RECEIVABLES AND LOANS TO OTHERS

NOTE 7 – OTHER RECEIVABLES AND LOANS TO OTHERS:

a.	Other receivables – composition:

	December 31
	2024	2023
	USD in thousands
Government institutions	614	685
Prepaid expenses	189	940
Shares receivable from the Amendment of the Buffalo Agreement (see note 4J)	500	510
Deferred debt issuance costs (see note 4F)	638	-
Other	213	9
	2,154	2,144
b.	Loans to others – composition:

	December 31
	2024	2023
	USD in thousands
Loan to Safee	-	126
Loan to Metagramm (note 4O)	276	250
	276	376